Supplement Dated February 20, 1998
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                      to Prospectus Dated August 29, 1997
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                Pauze' U.S. Government Total Return Bond Fund(TM)
             Pauze' U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze' U.S. Government Short Term Bond Fund(TM)

     Effective  January 30,  1998,  Mr.  David D. Jones  resigned  as  Portfolio
Manager for the Pauze' U.S. Government Intermediate Term Bond Fund(TM) and the Pauze' Government Short Term Bond Fund(TM). Also effective January 30, 1998, Mr. Jones resigned as Assistant Portfolio Manager for the Pauze' U.S. Government Total Return Bond Fund(TM). Mr. Philip C. Pauze' remains as Portfolio Manager for the Pauze' U.S. Government Total Return Bond Fund(TM) and succeeds Mr. Jones as Portfolio Manager for the Pauze U.S. Government Intermediate Term Bond Fund(TM) and the Pauze' U.S. Government Short Term Bond Fund(TM).